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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:     (781) 235-7055

Date of fiscal year end:       October 31

Date of reporting period:      July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	August 4, 2011

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

New Century Portfolios New Century Capital Portfolio Ticker: NCCPX Proxy Voting Record: 7/1/10-6/30/11

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Elect Directors	Issuer	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Approval of amendments to the company's amended and restated certificate of incorporation and amended and restated bylaws to eliminate the classification of the company's board of directors	Issuer	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Stockholder proposal relating to elimination of the classification of the company's board of directors	Security Holder	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Ratification of the selection of KPMG LLP to audit the consolidated financial statements of the company for the fiscal year ending December 31, 2010	Issuer	Yes	For	For
Alkermes, Inc.	ALKS	01642T-BBH	10/5/2010	Elect Directors	Issuer	Yes	For	For
Alkermes, Inc.	ALKS	01642T-BBH	10/5/2010	To ratify PricewaterhouseCoopers LLP as the company's independent registered public accountants for fiscal year 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2010	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Other Matters	Issuer	Yes	For	For

New Century Portfolios New Century Balanced Portfolio Ticker: NCIPX Proxy Voting Record: 7/1/10-6/30/11

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Elect Directors	Issuer	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Approval of amendments to the company's amended and restated certificate of incorporation and amended and restated bylaws to eliminate the classification of the company's board of directors	Issuer	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Stockholder proposal relating to elimination of the classification of the company's board of directors	Security Holder	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Ratification of the selection of KPMG LLP to audit the consolidated financial statements of the company for the fiscal year ending December 31, 2010	Issuer	Yes	For	For
Alkermes, Inc.	ALKS	01642T-BBH	10/5/2010	Elect Directors	Issuer	Yes	For	For
Alkermes, Inc.	ALKS	01642T-BBH	10/5/2010	To ratify PricewaterhouseCoopers LLP as the company's independent registered public accountants for fiscal year 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2010	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Other Matters	Issuer	Yes	For	For

New Century Portfolios New Century Opportunistic Portfolio Ticker: NCAPX Proxy Voting Record: 7/1/10-6/30/11

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Elect Directors	Issuer	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Approval of amendments to the company's amended and restated certificate of incorporation and amended and restated bylaws to eliminate the classification of the company's board of directors	Issuer	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Stockholder proposal relating to elimination of the classification of the company's board of directors	Security Holder	Yes	For	For
Enzon Pharmaceuticals, Inc.	ENZN	293904-BBH	07/13/10	Ratification of the selection of KPMG LLP to audit the consolidated financial statements of the company for the fiscal year ending December 31, 2010	Issuer	Yes	For	For
Alkermes, Inc.	ALKS	01642T-BBH	10/5/2010	Elect Directors	Issuer	Yes	For	For
Alkermes, Inc.	ALKS	01642T-BBH	10/5/2010	To ratify PricewaterhouseCoopers LLP as the company's independent registered public accountants for fiscal year 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2010	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Other Matters	Issuer	Yes	For	For

New Century Portfolios New Century International Portfolio Ticker: NCFPX Proxy Voting Record: 7/1/10-6/30/11

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/7/2010	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2010	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Other Matters	Issuer	Yes	For	For

New Century Portfolios New Century Alternative Strategies Portfolio Ticker: NCHPX Proxy Voting Record: 7/1/10-6/30/11

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
NFJ Dividend, Interest & Premium Strategy Fund	NFJ	65337H-109	07/21/10	Elect Directors	Issuer	Yes	For	For
Royce Value Trust Inc - Common Stock	RVT	780910-105	09/22/10	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2010	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/7/2010	Other Matters	Issuer	Yes	For	For
ING Clarion Global Real Estate Income	IGR	44982G-104	10/27/10	Elect Directors	Issuer	Yes	For	For
FPA Crescent Fund	FPACX	30254T-759	10/29/10	Elect Directors	Issuer	Yes	For	For
FPA Crescent Fund	FPACX	30254T-759	10/29/10	Approval of a proposed revision to the fund's fundamental investment policy on purchasing and selling commodities	Issuer	Yes	For	For
The Merger Fund	MERFX	589509-108	11/24/10	To consider and approve a proposed investment advisory agreement with Westchester Capital Management, LLC	Issuer	Yes	For	For
Nuveen Multi-Strategy Income & Growth Fund 2	JQC	67073D-102	05/06/11	Elect Directors	Issuer	Yes	For	For
RS Global Natural Resources Fund Class A	RSNRX	74972H-705	05/20/11	Elect Directors	Issuer	Yes	For	For
ING Global Real Estate Fund - Class I	IGLIX	44980Q-302	06/14/11
A new investment advisory agreement for the fund between ING Investments, LLC, the investment adviser to the fund, and Clarion Real Estate Securities, LLC, the current and proposed sub-adviser to the fund.
					Issuer	Yes	For	For
ING Global Real Estate Fund - Class I	IGLIX	44980Q-302	06/14/11
A "manager of managers" arrangement for the fund to permit ING Investments, LLC, subject to prior approval by the Board of Trustees, to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers without obtaining the approval of the fund's shareholders.
					Issuer	Yes	For	For
Calamos Strategic Total Return Fund	CSQ	128125-101	06/30/11	Elect Directors	Issuer	Yes	For	For